Stock-Based Compensation (Stock Options, by Exercise Price) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Options, Exercise Price Range [Line Items]
Options vested and expected to vest, end of year (shares)	53,284	63,598	82,937
Options vested and expected to vest, Weighted Average Exercise Price (in usd per share)	$ 80.00	$ 94.33	$ 104.26
Options available for future grants (shares)	243,331	233,017
Range of grant price, $80.00
Stock Options, Exercise Price Range [Line Items]
Range of grant price, lower range limit (in usd per share)	$ 80.00
Range of grant price, upper range limit (in usd per share)	$ 80.00
Prior Plans
Stock Options, Exercise Price Range [Line Items]
Options outstanding, number of options outstanding at end of period (shares)	53,284
Options exercisable, number exercisable options at end of period (shares)	27,197
Options vested and expected to vest, end of year (shares)	53,284
Prior Plans | Range of grant price, $80.00
Stock Options, Exercise Price Range [Line Items]
Options outstanding, number of options outstanding at end of period (shares)	53,284
Options outstanding, weighted average remaining contractual life (years)	4 years 22 days
Options outstanding, weighted average exercise price (in usd per share)	$ 80.00
Options exercisable, number exercisable options at end of period (shares)	27,197
Options exercisable, weighted average exercise price (in usd per share)	$ 80.00
Options vested and expected to vest, end of year (shares)	53,284
Options vested and expected to vest, Weighted Average Remaining Contractual Life	4 years 22 days
Options vested and expected to vest, Weighted Average Exercise Price (in usd per share)	$ 80.00